Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail)			12 Months Ended
	Apr. 08, 2021	Mar. 27, 2020 PEN (S/)	Dec. 31, 2021 PEN (S/) thousands Customer	Dec. 31, 2020 PEN (S/) Clients thousands
Statement [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund			S/ 17,180,174,000,000	S/ 14,020,602,000,000
Number of customers | thousands			12	400
Decree No 033 2020 [Member]
Statement [Line Items]
Maximum amount withdrawal		S/ 2,400,000
Number of clients | Clients				56,000
Total amount withdrawn				S/ 85,493,000,000
Act No 31171 [Member]
Statement [Line Items]
Total amount withdrawn			S/ 1,630,000,000
Description of withdrawal	withdraw, as a one-off
Percentage of severance indemnity deposits accumulated until the date of the withdrawal			100.00%
Number of customers | Customer			242,000